Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income before income taxes:
Domestic	$ 196.4	$ 155.1	$ 172.2
Foreign	104.2	19.2	194.8
Income before income taxes	300.6	174.3	367.0
Current:
Domestic	(26.6)	(14.8)	(15.2)
Foreign	(6.5)	(69.4)	(36.0)
Current income tax expense	(33.1)	(84.2)	(51.2)
Deferred:
Domestic	(1.3)	(1.8)	(4.0)
Foreign	(37.4)	57.8	(35.3)
Deferred income tax (expense) benefit	(38.7)	56.0	(39.3)
Total income tax expense	$ (71.8)	$ (28.2)	$ (90.5)